19. LEASING TRANSACTIONS (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
January 1, 2019		R$ 277	[1]
Addition		(9)		32
Disposals (contracts terminated)		(65)		(13)
Amortization	[2]	6		(76)
Remeasurement	[3]	3		(8)
Balances at December 31, 2019		212		277	[1]
Real Estate Property [member]
Disclosure of fair value measurement of assets [line items]
January 1, 2019		206		238
Addition		(9)		28
Disposals (contracts terminated)		(25)		(13)
Amortization	[2]	6		(37)
Remeasurement	[3]	7		(10)
Balances at December 31, 2019		185		206
Vehicles [member]
Disclosure of fair value measurement of assets [line items]
January 1, 2019		71		104
Addition				4
Disposals (contracts terminated)		(40)
Amortization	[2]			(39)
Remeasurement	[3]	(4)		2
Balances at December 31, 2019		R$ 27		R$ 71

[1]	See note 2.8.
[2]	Amortization of the right-of-use assets is recognized in the Income Statement is net of use of the credits of PIS, Pasep and Cofins taxes on leasing payments ofR$5.
[3]	The Company has identified events giving rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.